Changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		₩ 127,348	₩ 7,144
Included in profit or loss:
Current service cost		172,490	144,923
Past service cost		(1,588)	54
Interest expense (income)		2,917	(6,840)
Settlement expense (income)		(29)	0
Subtotal		173,790	138,137
Included in other comprehensive income:
Demographic assumptions		(7,584)	18,399
Financial assumptions		53,475	79,038
Experience adjustment		8,001	(10,762)
Return on plan assets excluding interest income		21,719	41,701
Subtotal		75,611	128,376
Other:
Benefits paid by the plan		(7,003)	(5,603)
Contributions paid into the plan		(252,858)	(139,348)
Settlement gain or loss		216	407
Business combination (Note 50)		2,367
Effect of movements in exchange rates		(13)	(1,273)
Others	[1]	0	(492)
Subtotal		(257,291)	(146,309)
Ending balance		119,458	127,348
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		1,841,982	1,695,191
Included in profit or loss:
Current service cost		172,490	144,923
Past service cost		(1,588)	54
Interest expense (income)		57,253	59,836
Settlement expense (income)		(29)	0
Subtotal		228,126	204,813
Included in other comprehensive income:
Demographic assumptions		(7,584)	18,399
Financial assumptions		53,475	79,038
Experience adjustment		8,001	(10,762)
Return on plan assets excluding interest income		0	0
Subtotal		53,892	86,675
Other:
Benefits paid by the plan		(87,066)	(142,938)
Contributions paid into the plan		0	0
Settlement gain or loss		216	407
Business combination (Note 50)		25,965
Effect of movements in exchange rates		(13)	(1,273)
Others	[1]	0	(893)
Subtotal		(60,898)	(144,697)
Ending balance		2,063,102	1,841,982
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		(1,714,634)	(1,688,047)
Included in profit or loss:
Current service cost		0	0
Past service cost		0	0
Interest expense (income)		(54,336)	(66,676)
Settlement expense (income)		0	0
Subtotal		(54,336)	(66,676)
Included in other comprehensive income:
Demographic assumptions		0	0
Financial assumptions		0	0
Experience adjustment		0	0
Return on plan assets excluding interest income		21,719	41,701
Subtotal		21,719	41,701
Other:
Benefits paid by the plan		80,063	137,335
Contributions paid into the plan		(252,858)	(139,348)
Settlement gain or loss		0	0
Business combination (Note 50)		(23,598)
Effect of movements in exchange rates		0	0
Others	[1]	0	401
Subtotal		(196,393)	(1,612)
Ending balance		₩ (1,943,644)	₩ (1,714,634)

[1]	Others represent the change amounts due to the conversion to defined contribution.